Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	Pear Tree Funds
Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Jun. 01, 2017
Document Effective Date	Jun. 01, 2017
Prospectus Date	Feb. 06, 2017
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFFOX
Pear Tree PanAgora Emerging Markets Fund | Institutional Shares
Risk/Return:
Trading Symbol	QEMAX
Pear Tree Quality Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBOX
Pear Tree Quality Fund | Institutional Shares
Risk/Return:
Trading Symbol	QGIAX
Pear Tree Panagora Risk Parity Emerging Markets Fund | Ordinary Shares
Risk/Return:
Trading Symbol	RPEMX
Pear Tree Panagora Risk Parity Emerging Markets Fund | Institutional Shares
Risk/Return:
Trading Symbol	EMRPX